OTHER NON-INTEREST INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Non-Interest Income [Abstract]
Investment and insurance commissions	$ 1,814	$ 1,709	$ 2,146
ATM fees	1,599	1,661	2,140
Bank owned life insurance	1,371	1,363	1,622
Other real estate rental income	1,295	1,471	1,773
Other	2,852	2,333	3,353
Total other non-interest income	$ 8,931	$ 8,537	$ 11,034